Towle Deep Value Fund
SUMMARY SECTION Towle Deep Value Fund
Investment Objective
The investment objective of Towle Deep Value Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Towle Deep Value Fund Towle Deep Value Fund Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20
Overnight check delivery fee	15
Retirement account fees (annual maintenance and redemption requests)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Towle Deep Value Fund Towle Deep Value Fund Shares
Management fees		0.79%
Distribution (Rule 12b-1) Fee		none
Other expenses (includes shareholder service fee of 0.04%)		4.34%
Total annual fund operating expenses		5.13%
Fee waiver and/or expense reimbursements	[1]	(3.93%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.20%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses ) do not exceed 1.20% of the average daily net assets of the Fund. This agreement is in effect until January 31, 2014 , and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement .

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Towle Deep Value Fund Towle Deep Value Fund Shares	122	1,186	2,247	4,887

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from October 31, 2011 (commencement of operations) to September 30, 2012, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest primarily in equity securities of U.S. issuers. The Fund may invest in common stocks of any capitalization, although it will primarily focus on smaller companies that the Fund’s advisor views to be out-of-favor, under-appreciated, and under-valued. The Fund’s advisor considers smaller capitalization companies to be those with market capitalization of $5 billion or lower at the time of purchase. Due to the nature of investing in out-of-favor stocks, the Fund’s investment approach typically has a long-term time horizon. The Fund will generally hold between 30 to 50 positions.

The Fund may also invest up to 20% of its total net assets in foreign securities, either directly or through the use of American Depository Receipts ("ADRs"), which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Neither Towle & Co. nor the Fund invests in tobacco, liquor, or gaming companies.

The Fund is a “non-diversified” fund, which means that the securities laws do not limit the percentage of assets that may invest in any one company (subject to certain limitations under the Internal Revenue Code).

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. Market risk is the risk that the Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market.

Equity Securities Risk. Investment in equity securities involves substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses.

Value-Oriented Investment Strategy Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Therefore, the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Micro-Cap, Small-Cap, and Mid-Cap Company Risk. The Fund may invest in equity securities of companies of any size capitalization, including micro-cap, small-cap, and mid-cap companies. These securities may be subject to more abrupt or volatile market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Foreign Investment Risk. The prices of foreign (non U.S.) securities may be more volatile than those of U.S. securities because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates in foreign countries may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in depository receipts are also subject to these risks. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency Risk. Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Performance

The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns vary from year to year. The table below illustrates how the Fund’s average annual total returns for the periods indicated compare with the Russell 2000 Value Index, which the Fund’s advisor considers to be standard performance benchmarks for the Fund’s relative performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The value of the Russell 2000 Value Index on October 28, 2011 was used as the beginning value on October 31, 2011. Results include reinvestment of all dividends and capital gains.

Calendar-Year Total Returns

Highest Calendar Quarter Return at NAV	11.84%	Quarter Ended 3/31/12
Lowest Calendar Quarter Return at NAV	(10.49%)	Quarter Ended 6/30/12

Average Annual Total Returns Towle Deep Value Fund		1 Year	Since Inception	Inception Date
Towle Deep Value Fund Shares		18.35%	8.45%	Oct 31, 2011
Towle Deep Value Fund Shares - Return After Taxes on Distributions	[1]	18.33%	8.43%	Oct 31, 2011
Towle Deep Value Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.96%	7.19%	Oct 31, 2011
Russell 2000 Value Index (does not reflect deduction for fees, expenses or taxes)		18.05%	13.96%	Oct 31, 2011
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan 28, 2013
Effective Date	dei_DocumentEffectiveDate	Jan 31, 2013
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Towle Deep Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION Towle Deep Value Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of Towle Deep Value Fund (the “Fund”) is long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from October 31, 2011 (commencement of operations) to September 30, 2012, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	34.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest primarily in equity securities of U.S. issuers. The Fund may invest in common stocks of any capitalization, although it will primarily focus on smaller companies that the Fund’s advisor views to be out-of-favor, under-appreciated, and under-valued. The Fund’s advisor considers smaller capitalization companies to be those with market capitalization of $5 billion or lower at the time of purchase. Due to the nature of investing in out-of-favor stocks, the Fund’s investment approach typically has a long-term time horizon. The Fund will generally hold between 30 to 50 positions.

The Fund may also invest up to 20% of its total net assets in foreign securities, either directly or through the use of American Depository Receipts ("ADRs"), which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Neither Towle & Co. nor the Fund invests in tobacco, liquor, or gaming companies.

The Fund is a “non-diversified” fund, which means that the securities laws do not limit the percentage of assets that may invest in any one company (subject to certain limitations under the Internal Revenue Code).

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. Market risk is the risk that the Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market.

Equity Securities Risk. Investment in equity securities involves substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses.

Value-Oriented Investment Strategy Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Therefore, the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Micro-Cap, Small-Cap, and Mid-Cap Company Risk. The Fund may invest in equity securities of companies of any size capitalization, including micro-cap, small-cap, and mid-cap companies. These securities may be subject to more abrupt or volatile market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Foreign Investment Risk. The prices of foreign (non U.S.) securities may be more volatile than those of U.S. securities because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates in foreign countries may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in depository receipts are also subject to these risks. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency Risk. Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns vary from year to year. The table below illustrates how the Fund’s average annual total returns for the periods indicated compare with the Russell 2000 Value Index, which the Fund’s advisor considers to be standard performance benchmarks for the Fund’s relative performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The value of the Russell 2000 Value Index on October 28, 2011 was used as the beginning value on October 31, 2011. Results include reinvestment of all dividends and capital gains.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns vary from year to year.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	11.84%	Quarter Ended 3/31/12
Lowest Calendar Quarter Return at NAV	(10.49%)	Quarter Ended 6/30/12

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.49%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Towle Deep Value Fund | Russell 2000 Value Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
Since Inception	rr_AverageAnnualReturnSinceInception	13.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2011
Towle Deep Value Fund | Towle Deep Value Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDVFX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsttowle_WireFee	20
Overnight check delivery fee	imsttowle_OvernightCheckDeliveryFee	15
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of 0.04%)	rr_OtherExpensesOverAssets	4.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.13%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.93%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	122
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,186
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,247
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,887
2012	rr_AnnualReturn2012	18.35%
1 Year	rr_AverageAnnualReturnYear01	18.35%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2011
Towle Deep Value Fund | Towle Deep Value Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.33%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.43%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2011	[2]
Towle Deep Value Fund | Towle Deep Value Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2011	[2]

[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses ) do not exceed 1.20% of the average daily net assets of the Fund. This agreement is in effect until January 31, 2014 , and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement .
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.